UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4870

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

General New York Municipal Money Market Fund
Statement of Investments
February 28, 2005 (Unaudited)

	Principal
Tax Exempt Investments-102.0%	Amount ($)		Value ($)

Albany Industrial Development Agency, Civic Facility
Revenue, VRDN:
(Albany College of Pharmacy)
1.92% (LOC; SunTrust Bank)	4,000,000	a	4,000,000
Refunding (Albany Institution of History
1.97% (LOC; Key Bank)	2,075,000	a	2,075,000
(Renaissance Corp. Albany Project)
1.95% (LOC; M&T Bank)	3,425,000	a	3,425,000
Allegany County, GO Notes, BAN 3.50%, 12/8/2005
(LOC; DEPFA Bank PLC)	3,000,000		3,029,935
Allegany-Limestone Central School Distric
GO Notes, BAN 2.75%, 6/24/2005	5,200,000		5,216,094
Beacon, GO Notes, BAN 3%, 12/23/2005	2,000,000		2,012,726
Cattaraugus County, GO Notes
Refunding, Public Improvement
3%, 6/1/2005 (Insured; MBIA)	1,060,000		1,062,782
Dutchess County Industrial Development Agency
Civic Facility Revenue, VRDN
(Marist College Civic Facility)
1.86% (LOC; Key Bank)	6,625,000	a	6,625,000
Erie County Industrial Development Agency
VRDN:
Civic Facility Revenue
(Hauptman-Woodward Project)
1.94% (LOC; Key Bank)	2,400,000	a	2,400,000
(Multi-Mode-UCP Association)
1.94% (LOC; Key Bank)	5,190,000	a	5,190,000
(People Inc. Project)
1.94% (LOC; Key Bank)	3,060,000	a	3,060,000
IDR, MMARS 3rd Program-B&G Properties
2% (LOC; HSBC Bank USA)	1,315,000	a	1,315,000
Town of Islip, GO Notes, BAN 3%, 11/23/2005	1,800,000		1,810,239
Islip Industrial Development Agency, IDR
VRDN (Brentwood Distribution Co.
Facility) 1.90% (LOC; Bank of America)	1,000,000	a	1,000,000
Kings Park Central School District, GO Notes, TAN
3%, 6/29/2005	4,000,000		4,010,776
Liverpool Central School District, GO Notes
3.25%, 4/1/2005 (Insured; FSA)	750,000		751,371
Metropolitan Transportation Authority
Transportation Revenue, CP:
1.88%, 3/9/2005 (LOC; ABN-AMRO)	3,500,000		3,500,000
1.95%, 4/7/2005 (LOC; ABN-AMRO)	6,400,000		6,400,000
1.88%, 4/11/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
Monroe County Industrial Development Agency
VRDN:
Civic Facility Revenue
(Heritage Christian Home Project)
1.94% (LOC; Key Bank)	3,105,000	a	3,105,000
(YMCA of Greater Rochester)
1.91% (LOC; M&T Bank)	2,770,000	a	2,770,000
College and University Revenue
(Monroe Community College)
1.95% (LOC; M&T Bank)	3,500,000	a	3,500,000
IDR (Jamestown Continental)
2% (LOC; HSBC Bank USA)	1,075,000	a	1,075,000
LR (Robert Weslayan)
1.95% (LOC; M&T Bank)	2,905,000	a	2,905,000
Monroe Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.96%
(Liquidity Facility; WestLB AG	6,700,000	a	6,700,000
Mount Pleasant Central School District
GO Notes, BAN 3%, 5/27/2005	3,500,000		3,512,031
Nassau County Tobacco Settlement Corporation
Tobacco Settlement Revenue, VRDN
1.96% (Liquidity Facility; Merrill Lynch	5,000,000	a	5,000,000
New York City, GO Notes:
Series G 5%, 8/1/2005	5,500,000		5,569,742
Series H 4%, 8/1/2005	8,400,000		8,467,787
VRDN 1.92% (Liquidity Facility; Merrill Lynch)	9,320,000	a	9,320,000
New York City Industrial Development Agency
VRDN:
Civic Facility Revenue:
(Brooklyn United Methodist Project)
1.86% (LOC; The Bank of New York)	2,900,000	a	2,900,000
(Columbia Grammar & Prep)
1.90% (LOC; Allied Irish Banks)	1,500,000	a	1,500,000
IDR:
(Allway Tools Inc. Additional Project
1.92% (LOC; Citibank)	2,130,000	a	2,130,000
(Stroheim & Romann Inc. Project)
1.86% (LOC; WestLB AG)	8,700,000	a	8,700,000
New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP 1.88%, 3/3/2005
(LOC: Landesbank Baden Wuerttemberg and Helaba Bank	7,000,000		7,000,000
New York City Transitional Finance Authority, VRDN
Income Tax Revenue (Future Tax Secured) 1.82%
(Liquidity Facility; Toronto Dominion Bank	4,500,000	a	4,500,000
Revenue (New York City Recovery)
1.77% (Liquidity Facility; The Bank of New York	6,300,000	a	6,300,000
New York Counties Tobacco Trust II, Tobacco Settlemen
Revenue, VRDN
1.96% (Liquid Facility; Merrill Lynch	5,215,000	a	5,215,000
New York State Dormitory Authority
College and University Revenue (FIT Student Housing
5.75%, 7/1/2005 (Insured; AMBAC)	1,650,000		1,670,354
Income Tax Revenue (State Personal Income Tax
4%, 3/15/2005	1,555,000		1,556,670
Revenues, VRDN:
(Mount Sinai Health)
1.92% (Liquidity Facility; Merrill Lynch	9,335,000	a	9,335,000
(Park Ridge Hospital Inc.)
1.86% (LOC; JPMorgan Chase Bank)	11,500,000	a	11,500,000
New York State Housing Finance Agency
Revenue, VRDN:
(400 3rd Avenue Apartments)
1.89% (LOC; Key Bank)	5,500,000	a	5,500,000
(Rip Van Winkle House)
1.88% (Insured; FHLMC and
Liquidity Facility; FHLMC	5,800,000	a	5,800,000

(Sea Park West Housing)
1.88% (Insured; FHLMC and
Liquidity Facility; FHLMC	3,750,000	a	3,750,000
New York State Power Authority, Electric Revenue, CP
2.03%, 3/17/2005 (Liquidity Facility: Bank of Nova Scotia
Bayerische Landesbank, Dexia Credit Locale, JPMorgan
Chase Bank, Landesbank Hessen-Thurigan Girozentrale
State Street Bank & Trust Co., The Bank of New York
and Wachovia Bank)	2,000,000		2,000,000
2.03%, 4/12/2005 (Liquidity Facility: Bank of Nova Scotia
Bayerische Landesbank, JPMorgan Chase Bank
Landesbank Baden-Wuerttemberg, State Street Bank &
Trust Co., The Bank of New York and Wachovia Bank	6,213,000		6,213,000
New York State Thruway Authority:
General Highway and Bridge Trust Fund
Highway Revenue Tolls 4%, 4/1/2005	4,000,000		4,007,141
General Revenue, BAN 2.25%, 10/6/2005	4,000,000		4,002,309
Highway and Bridge Trust Fund
Fuel Sales Tax Revenue
6%, 4/1/2005 (Insured; MBIA)	1,300,000		1,304,474
Revenue 5.25%, 4/1/2005 (Insured; AMBAC)	2,000,000		2,006,901
Northport-East Northport Union Free School
District, GO Notes 4%, 4/1/2005
(Insured; MBIA)	955,000		957,166
Oneida County Industrial Development Agency
IDR, VRDN (CMB Oriskany)
2.01% (LOC; The Bank of New York)	2,210,000	a	2,210,000
Port Authority of New York and New Jersey
Special Obligation Revenue, VRDN
(Versatile Structure Obligation):
1.84% (Liquidity Facility; Bank of Nova Scotia	18,800,000	a	18,800,000
1.84% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	16,000,000	a	16,000,000
Transportation Revenue, CP 2.02%, 4/11/2005
(Liquidity Facility; Bank of Nova Scotia
JPMorgan Chase Bank and Lloyds TSB Bank	8,000,000		8,000,000
Poughkeepsie City School District, GO Notes
BAN 2%, 5/6/2005	7,000,000		7,008,114
Poughkeepsie Industrial Development Agency
Senior Living Facility Revenue, VRDN
(Manor at Woodside Project) 1.91%
(LOC; The Bank of New York)	5,000,000	a	5,000,000
Rockland County, GO Notes, TAN
2%, 3/24/2005	3,000,000		3,000,957
Rockville Centre Union Free School District, GO Notes
TAN 2.50%, 6/29/2005	5,000,000		5,006,196
Sachem Central School District of Holbrook, GO Notes
3.125%, 7/15/2005 (Insured; MBIA)	900,000		903,639
Saint Lawrence County Industrial Development
Agency, VRDN:
Civic Facility Revenue (Canton-Potsdam
Hospital Project) 1.90% (LOC; Key Bank)	5,808,000	a	5,808,000
IDR (Newspapers Corp.)
2.01% (LOC; Key Bank)	2,370,000	a	2,370,000
Sayville Union Free School District, GO Notes
TAN 3%, 6/30/2005	3,000,000		3,008,673
Schenectady County Industrial Development
Agency, Civic Facility Revenue, VRDN
(Sunnyview Hospital and Rehabilitation Center
1.89% (LOC; Key Bank)	4,000,000	a	4,000,000
Southeast Industrial Development Agency, IDR
VRDN (Unilock New York Inc. Project)
2.02% (LOC; Bank One)	1,800,000	a	1,800,000
Suffolk County, GO Notes, Refunding, Public
Improvement 3.50%, 4/1/2005 (Insured; MBIA)	1,250,000		1,252,418
Suffolk County Industrial Development Agenc
IDR, VRDN (Belmont Villas LLC Facility)
1.86% (Insured; FNMA and Liquidity Facility; FNMA	6,255,000	a	6,255,000
Syracuse Industrial Development Agency
Civic Facility Revenue, Refunding, VRDN
(Crouse Health Hospital) 1.95%
(LOC; M&T Bank)	4,000,000	a	4,000,000
Ulster County Industrial Development Agency
IDR, VRDN (Kingston Block and Masonry)
2.01% (LOC; The Bank of New York)	3,290,000	a	3,290,000
Town of Vestal, GO Notes, BAN 3%, 7/15/2005	5,000,000		5,014,218
Wappinger, GO Notes, BAN 2%, 4/29/2005	4,520,000		4,524,449
Warren and Washington Counties Industria
Development Agency
IDR, VRDN (Angiodynamics Project)
2.01% (LOC; Key Bank)	3,140,000	a	3,140,000
West Babylon Union Free School District, GO Notes
TAN 3%, 6/29/2005	1,000,000		1,002,943
Westchester County Industrial Development
Agency, Civic Facility Revenue, VRDN
Refunding (Rye Country Day School Project
1.89% (LOC; Allied Irish Banks)	5,000,000	a	5,000,000
(Young Women's Christian Association)
1.86% (LOC; The Bank of New York)	4,495,000	a	4,495,000
Yonkers Industrial Development Agency
IDR, VRDN (104 Ashburton Avenue LLC)
1.91% (LOC; Key Bank)	2,925,000	a	2,925,000

Total Investments (cost $335,471,061)	102.0%		335,471,105

Liabilities, Less Cash and Receivables	(2.0%)		(6,614,050)

Net Assets	100.0%		328,857,055

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance
FNMA	Federal National Mortgage Association		Insurance Corporation
FSA	Financial Security Assurance	TAN	Tan Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings
Fitch	or	Moody's	or	Standard & Poor's	Value (%) *

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	69.5
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	8.8
Not Rated c		Not Rated c		Not Rated c	21.7
					100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)